Preparation of financial statements	9 Months Ended
Sep. 30, 2018
Preparation of financial statements
Preparation of financial statements

1. Preparation of financial statements

Our consolidated interim financial statements include the accounts of voxeljet AG, which is listed on the New York Stock Exchange, and its wholly-owned subsidiaries voxeljet America Inc., voxeljet UK Ltd. and voxeljet India Pvt. Ltd., as well as voxeljet China Co. Ltd., which are collectively referred to herein as the ‘Group’ or the ‘Company.’

Our consolidated interim financial statements were prepared in compliance with all applicable measurement and presentation rules contained in International Financial Reporting Standards (‘IFRS’) as set forth by the International Accounting Standards Board (‘IASB’) and Interpretations of the IFRS Interpretations Committee (‘IFRIC’). The designation IFRS also includes all valid International Accounting Standards (‘IAS’); and the designation IFRIC also includes all valid interpretations of the Standing Interpretations Committee (‘SIC’). Specifically, these financial statements were prepared in accordance with the disclosure requirements and the measurement principles for interim financial reporting purposes specified by IAS 34.

Correction of errors

Certain comparative amounts in the consolidated statements of financial position, consolidated statements of comprehensive loss, consolidated statements of changes in equity, consolidated statements of cashflows have been restated to correct for immaterial errors with respect to the elimination of margin on certain intra-group transactions. The impact of this restatement is disclosed in Note 9. “Correction of errors”. Throughout the consolidated financial statements, columns including comparative figures that have been restated, are indicated with ‘(1)’.

The IASB issued a number of new IFRS standards which are required to be adopted in annual periods beginning after January 1, 2018.

Standard	Effective date	Descriptions
IFRS 9	01/2019	Amendments Prepayment Features with Negative Compensation
IFRS 16	01/2019	Leases
IAS 19	01/2019	Amendments Plan Amendment, Curtailment or Settlement
IAS 28	01/2019	Amendments Long-term Interests in Associates and Joint Ventures
IFRIC 23	01/2019	Uncertainty over Income Tax Treatments
Improvements to IFRS (2015-2017)	01/2019	IFRS 3, IFRS 11, IAS 12, IAS 23
Others	01/2020	Amendments References to the Conceptual Framework in IFRS Standards
IFRS 17	01/2021	Insurance Contracts
IFRS 10, IAS 28	indefinite	Amendment Sale or Contribution of Assets between Investor and its Associate or Joint Venture

IFRS 16 leases is the IASB’s replacement of IAS 17 leases and specifies how an IFRS reporter will recognize, measure, present and disclose leases. The standard provides a single lessee accounting model, requiring lessees to recognise assets and liabilities for all leases unless the lease term is 12 months or less or the underlying asset has a low value. Lessors continue to classify leases as operating or finance, with IFRS 16’s approach to lessor accounting substantially unchanged from its predecessor, IAS 17. The Company has developed a project plan to analyze the potential impact IFRS 16 will have on its consolidated financial statements and related disclosures as well as its business processes, systems and controls. The introduction of IFRS 16 will lead to an increase in leased assets (right of use assets) and corresponding financial liabilities on the balance sheet as well as higher interest expenses.

The interim financial statements as of and for the nine months ended September 30, 2018 and 2017 were authorized for issue by the Management Board on November 27, 2018.